Property, Plant and Equipment, net, Property, Plant and Equipment, Net (Details) $ in Thousands, $ in Millions					12 Months Ended
		Jul. 31, 2023 Telecommunication	Mar. 30, 2023 Telecommunication	Feb. 03, 2023 Telecommunication	Dec. 31, 2025 MXN ($)		Dec. 31, 2025 USD ($)	Dec. 31, 2024 MXN ($)		Dec. 31, 2023 MXN ($)
Property plant and equipments net [Abstract]
Beginning balance					$ 713,784,429			$ 628,650,904		$ 657,226,210
Additions					128,740,006			127,886,893		144,607,028
Retirements					(14,496,202)			(14,987,146)		(10,591,479)	[1],[2]
Business combinations					1,422,969	[3]		33,764,113	[4]
Revaluation adjustments					1,218,190	[5]		2,160,477	[6]	(5,394,784)	[7]
Transfer					(4,813,959)			(4,559,179)		(4,368,760)
Effect of translation of foreign subsidiaries and hyperinflation adjustment					(18,929,129)	[8]		52,164,488	[9]	(50,848,185)	[10]
Depreciation Property Plant and Equipment Net					(119,663,242)			(111,296,121)		(101,979,126)
Ending balance					687,263,062		$ 38,252	713,784,429		628,650,904
Property, plant and equipment, revaluation surplus					10,151,050			10,457,088		9,239,279
Sitios Latam [Member]
Property plant and equipments net [Abstract]
Revaluation adjustments										(6,957,275)
Number of telecommunications towers disposed | Telecommunication		224	2,980	1,388
EuroTeleSites AG [Member]
Property plant and equipments net [Abstract]
Revaluation adjustments					1,218,190			2,160,477
Property, plant and equipment, revaluation surplus										1,562,491
Argentinean subsidiaries [Member]
Property plant and equipments net [Abstract]
Effect of translation of foreign subsidiaries and hyperinflation adjustment										(5,956,256)
Hyper inflationary adjustment to subsidiaries					3,933,514			25,160,101
Cost [Member]
Property plant and equipments net [Abstract]
Beginning balance					1,478,763,449			1,233,363,817		1,317,191,454
Additions					128,740,006			127,886,893		144,607,028
Retirements					(56,124,660)			(48,602,470)		(46,666,137)	[1],[2]
Business combinations					1,422,969	[3]		33,764,113	[4]
Revaluation adjustments					153,074	[5]		1,290,655	[6]	(6,302,540)	[7]
Transfer					(4,813,959)			(4,335,455)		(4,198,998)
Effect of translation of foreign subsidiaries and hyperinflation adjustment					(56,230,433)	[8]		135,395,896	[9]	(171,266,990)	[10]
Depreciation for the year					0			0		0
Ending balance					1,491,910,446			1,478,763,449		1,233,363,817
Cost [Member] | Network in Operation and Equipment [Member]
Property plant and equipments net [Abstract]
Beginning balance					1,182,263,355			959,410,692		1,026,018,942
Additions					39,317,575			42,823,075		50,024,889
Retirements					(37,595,090)			(29,154,250)		(33,329,584)	[1],[2]
Business combinations					1,418,869	[3]		22,800,844	[4]
Revaluation adjustments					153,074	[5]		1,290,655	[6]	(6,302,540)	[7]
Transfer					71,954,690			64,489,657		70,929,358
Effect of translation of foreign subsidiaries and hyperinflation adjustment					(46,636,694)	[8]		120,602,682	[9]	(147,930,373)	[10]
Depreciation for the year					0			0		0
Ending balance					1,210,875,779			1,182,263,355		959,410,692
Cost [Member] | Land and Buildings [Member]
Property plant and equipments net [Abstract]
Beginning balance					47,656,755			40,399,550		43,754,276
Additions					396,525			161,317		460,406
Retirements					(580,203)			(147,047)		(623,086)	[1],[2]
Business combinations					3,601	[3]		396,315	[4]
Revaluation adjustments					0	[5]		0	[6]	0	[7]
Transfer					1,673,319			3,074,956		912,321
Effect of translation of foreign subsidiaries and hyperinflation adjustment					(1,303,379)	[8]		3,771,664	[9]	(4,104,367)	[10]
Depreciation for the year					0			0		0
Ending balance					47,846,618			47,656,755		40,399,550
Cost [Member] | Other Assets [Member]
Property plant and equipments net [Abstract]
Beginning balance					149,326,013			140,860,113		145,240,123
Additions					8,815,573			9,230,523		9,207,577
Retirements					(7,164,793)			(9,270,502)		(4,659,627)	[1],[2]
Business combinations					304	[3]		1,669,061	[4]
Revaluation adjustments					0	[5]		0	[6]	0	[7]
Transfer					4,317,596			1,302,049		91,200
Effect of translation of foreign subsidiaries and hyperinflation adjustment					(4,301,530)	[8]		5,534,769	[9]	(9,019,160)	[10]
Depreciation for the year					0			0		0
Ending balance					150,993,163			149,326,013		140,860,113
Cost [Member] | Construction in Process and Advances Plant Suppliers [Member]
Property plant and equipments net [Abstract]
Beginning balance	[11]				68,378,708			60,818,708		59,819,638
Additions	[11]				60,094,094			53,618,806		60,315,693
Retirements	[11]				(5,014,523)			(4,040,469)		(3,541,460)	[1],[2]
Business combinations	[11]				195	[3]		6,099,339	[4]
Revaluation adjustments	[11]				0	[5]		0	[6]	0	[7]
Transfer	[11]				(61,739,019)			(51,567,114)		(52,383,308)
Effect of translation of foreign subsidiaries and hyperinflation adjustment	[11]				(2,372,207)	[8]		3,449,438	[9]	(3,391,855)	[10]
Depreciation for the year	[11]				0			0		0
Ending balance	[11]				59,347,248			68,378,708		60,818,708
Cost [Member] | Spare Parts for Operation of the Network [Member]
Property plant and equipments net [Abstract]
Beginning balance					31,138,618			31,874,754		42,358,475
Additions					20,116,239			22,053,172		24,598,463
Retirements					(5,770,051)			(5,990,202)		(4,512,380)	[1],[2]
Business combinations					0	[3]		2,798,554	[4]
Revaluation adjustments					0	[5]		0	[6]	0	[7]
Transfer					(21,020,545)			(21,635,003)		(23,748,569)
Effect of translation of foreign subsidiaries and hyperinflation adjustment					(1,616,623)	[8]		2,037,343	[9]	(6,821,235)	[10]
Depreciation for the year					0			0		0
Ending balance					22,847,638			31,138,618		31,874,754
Accumulated Depreciation [Member]
Property plant and equipments net [Abstract]
Beginning balance					(764,979,020)			(604,712,913)		(659,965,244)
Additions					0			0		0
Retirements					41,628,458			33,615,324		36,074,658	[1],[2]
Business combinations					0	[3]		0	[4]
Revaluation adjustments					1,065,116	[5]		869,822	[6]	907,756	[7]
Transfer					0			(223,724)		(169,762)
Effect of translation of foreign subsidiaries and hyperinflation adjustment					37,301,304	[8]		(83,231,408)	[9]	120,418,805	[10]
Depreciation for the year					(119,663,242)			(111,296,121)		(101,979,126)
Ending balance					(804,647,384)			(764,979,020)		(604,712,913)
Accumulated Depreciation [Member] | Network in Operation and Equipment [Member]
Property plant and equipments net [Abstract]
Beginning balance					(664,174,121)			(512,944,456)		(565,890,076)
Additions					0			0		0
Retirements					35,681,366			24,555,371		32,420,796	[1],[2]
Business combinations					0	[3]		0	[4]
Revaluation adjustments					1,065,116	[5]		869,822	[6]	907,756	[7]
Transfer					0			1,115,687		(106,646)
Effect of translation of foreign subsidiaries and hyperinflation adjustment					34,315,788	[8]		(78,164,080)	[9]	109,318,572	[10]
Depreciation for the year					(107,249,725)			(99,606,465)		(89,594,858)
Ending balance					(700,361,576)			(664,174,121)		(512,944,456)
Accumulated Depreciation [Member] | Buildings [Member]
Property plant and equipments net [Abstract]
Beginning balance					(12,853,361)			(6,790,277)		(8,399,608)
Additions					0			0		0
Retirements					436,567			104,005		503,192	[1],[2]
Business combinations					0	[3]		0	[4]
Revaluation adjustments					0	[5]		0	[6]	0	[7]
Transfer					0			(1,564,790)		63,923
Effect of translation of foreign subsidiaries and hyperinflation adjustment					697,234	[8]		(2,695,078)	[9]	2,739,797	[10]
Depreciation for the year					(2,123,902)			(1,907,221)		(1,697,581)
Ending balance					(13,843,462)			(12,853,361)		(6,790,277)
Accumulated Depreciation [Member] | Other Assets [Member]
Property plant and equipments net [Abstract]
Beginning balance					(87,776,641)			(85,175,222)		(85,574,405)
Additions					0			0		0
Retirements					5,397,684			8,868,467		3,094,804	[1],[2]
Business combinations					0	[3]		0	[4]
Revaluation adjustments					0	[5]		0	[6]	0	[7]
Transfer					0			542,377		(139,191)
Effect of translation of foreign subsidiaries and hyperinflation adjustment					2,285,686	[8]		(2,176,603)	[9]	7,960,435	[10]
Depreciation for the year					(10,344,002)			(9,835,660)		(10,516,865)
Ending balance					(90,437,273)			(87,776,641)		(85,175,222)
Accumulated Depreciation [Member] | Spare Parts for Operation of the Network [Member]
Property plant and equipments net [Abstract]
Beginning balance					(174,897)			197,042		(101,155)
Additions					0			0		0
Retirements					112,841			87,481		55,866	[1],[2]
Business combinations					0	[3]		0	[4]
Revaluation adjustments					0	[5]		0	[6]	0	[7]
Transfer					0			(316,998)		12,152
Effect of translation of foreign subsidiaries and hyperinflation adjustment					2,596	[8]		(195,647)	[9]	400,001	[10]
Depreciation for the year										(169,822)
Depreciation for the year					54,387			53,225
Ending balance					$ (5,073)			$ (174,897)		$ 197,042

[1]	Includes retirements for the sale of 2,980 and 224 telecommunications towers on March 30 and July 31, 2023, respectively, owned by its subsidiary in Peru to Sitios Latam.
[2]	It includes disposals related to the sale of 1,388 telecommunications towers on February 3, 2023, owned by its subsidiary in the Dominican Republic to Sitios Latam.
[3]	“Business combination” includes the acquisition of Connexio Metro in March 2025 and Peter-S-Teleurin in September 2025 in TAG and Sites Colombia in October 2025 in Comcel. See Note 12 a.
[4]	“Business combination” includes the acquisition of NTT Austria GmbH (now A1 ICT Austria), in Austria and Claro Chile, SpA, in Chile. See Note 12 a.
[5]	Includes the surplus associated with the valuation of EuroTelesites AG and subsidiaries for an amount of Ps.1,218,190.
[6]	Includes the surplus associated with the valuation of the telecommunications towers of EuroTeleSites AG and subsidiaries, for an amount of Ps.2,160,477.
[7]	Includes the surplus associated with the telecommunications towers that were transferred by the sale to Sitios Latam, described previously, for an amount of Ps.(6,957,275). In addition, includes the surplus associated with the valuation of the telecommunications towers of EuroTeleSites AG and subsidiaries, for an amount of Ps.1,562,491.
[8]	Includes a hyperinflation adjustment associated to Argentinean subsidiaries for an amount of Ps.3,933,514.
[9]	Includes a hyperinflation adjustment associated to Argentinean subsidiaries for an amount of Ps.25,160,101.
[10]	Includes a hyperinflation adjustment associated to Argentinean subsidiaries for an amount of Ps.(5,956,256).
[11]	The construction in progress includes fixed and mobile network installations, as well as satellite developments and fiber optic which are in the process of being installed.